Concentrations (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Concentrations [Line Items]
Cash, cash equivalents and restricted cash	$ 372,562		$ 4,404,100
Maximum limit amount	$ 68,902	¥ 500,000